SHARE-BASED COMPENSATION (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Common Stock [Member] | Plan 2009 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock reserved | shares	14,822,433
Restricted Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expens | $	$ 4,500
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period	2 years 11 months 1 day
Weighted average grant date fair value | $ / shares	$ 2.21
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted | shares	1,750,000
Weighted average grant date fair value | $ / shares	$ 9.75
Unrecognized compensation expense | $	$ 11,600
Weighted average period	2 years 2 months 19 days